BORROWINGS	12 Months Ended
Dec. 31, 2023
BORROWINGS [Abstract]
BORROWINGS
14.	BORROWINGS

Borrowings consist of the following:

	At December 31
In thousands of USD	2023	2022
Convertible debt (1)	22,618	29,805
Total	22,618	29,805

(1)
The Group issued a US$30 million promissory note on July 23, 2021. The promissory note is non-secured, bears an annual interest rate of 8%, matures on July 23, 2023 and provides the holder an option to convert all or any portion of the note into the ordinary shares of Bitdeer at US$0.0632 per share at any time from the issuance of the note to the second anniversary of the date of issuance. Approximately US$683,000 was recognized as an equity component. In July 2023, the Group repaid US$7 million in principal and amended the promissory note to extend the maturity of the promissory note to July 21, 2025. In addition, to reflect the reverse recapitalization effectuated in April 2023 as disclosed in Note 1, the shares the promissory note is convertible into was changed from the ordinary shares of Bitdeer to the Class A ordinary shares of the Group, and the per-share conversion price was adjusted to US$7.3660 from US$0.0632. The extension of the maturity date is accounted for as a debt modification, and a gain from modification of approximately US$481,000 was recognized in earnings. The unamortized discount as of December 31, 2023 and 2022 was approximately US$382,000 and US$195,000, respectively.